RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
CONDENSED STATEMENT OF CASH FLOWS
Net cash used in operating activities	¥ (22,861)	$ (3,216)	¥ (15,031)	¥ (5,456)
Net cash provided by financing activities	44,314	6,236	4,498	22,933
Net increase (decrease) in cash and cash equivalents	7,730	1,088	(15,505)	6,253
Cash and cash equivalents, beginning of year	8,375	1,179	23,708	17,669
Effect of exchange rate changes on cash and cash equivalents	(203)	(29)	172	(214)
Cash and cash equivalents, end of the year	15,875	2,238	8,375	23,708
Parent Company
CONDENSED STATEMENT OF CASH FLOWS
Net cash used in operating activities	(41,267)	(5,808)	(20,945)	(19,864)
Net cash provided by financing activities	38,381	5,402	20,023	17,636
Net increase (decrease) in cash and cash equivalents	(2,886)	(406)	(922)	(2,228)
Cash and cash equivalents, beginning of year	3,202	451	3,952	6,394
Effect of exchange rate changes on cash and cash equivalents	(203)	(29)	172	(214)
Cash and cash equivalents, end of the year	¥ 113	$ 16	¥ 3,202	¥ 3,952